Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related party transactions	Related party transactions
For the purpose of these consolidated financial statements, transactions with related parties mainly comprise transactions between subsidiaries of the Group and the related parties of the Group.
Transactions with entities with significant influence over the Group
Transactions with TCCC
TCCC has significant influence over the Group, as defined by IAS 24 - Related Party
Disclosures. As at 31 December 2025, 17.59% of the total outstanding Shares of the Group were owned by European Refreshments, a wholly owned subsidiary of TCCC. The Group is a key bottler of TCCC products and has entered into bottling agreements with TCCC to make, sell and distribute products of TCCC within the Group’s territories. The Group purchases concentrate from TCCC and also receives marketing funding to help promote the sale of
TCCC products. The Group’s agreements with TCCC in each territory are for an initial term of 10 years and may be renewed for successive terms of 10 years. Additionally, two of the
Group’s 17 Directors are nominated by TCCC.
The Group and TCCC engage in a variety of marketing programmes to promote the sale of
TCCC products in territories in which the Group operates. The Group and TCCC operate under an incidence based concentrate pricing model and funding programme across most territories, the terms of which are tied to the bottling agreements. In certain APS territories, the Group operates under a fixed price model with marketing rebates and support.
TCCC makes discretionary marketing contributions under shared marketing agreements to CCEP’s operating subsidiaries. Amounts to be paid to the Group by TCCC under the programmes are generally determined annually and are periodically reassessed as the programmes progress. Under the bottling agreements, TCCC is under no obligation to participate in the programmes or continue past levels of funding in the future. The amounts paid and terms of similar programmes with other franchises may differ.
Marketing support funding programmes granted to the Group provide financial support principally based on product sales or on the completion of stated requirements and are intended to offset a portion of the costs of the programmes.
Payments from TCCC for marketing programmes to promote the sale of products are classified as a reduction in cost of sales, unless the presumption that the payment is a reduction in the price of the franchisors’ products can be overcome. Payments for marketing programmes are recognised as product is sold.
The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Amounts affecting revenue(A)	147	149	140
Amounts affecting cost of sales(B)	(4,543)	(4,427)	(3,964)
Amounts affecting operating expenses(C)	26	4	25
Amounts affecting finance costs, net(D)	1	2	4
Total net amount affecting the consolidated income statement	(4,369)	(4,272)	(3,795)
(A)Amounts principally relate to fountain syrup and packaged product sales.
(B)Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice, as well as funding for marketing programmes.
(C)Amounts principally relate to certain costs associated with new product development initiatives and reimbursement of certain marketing expenses.
(D)Amounts relate to bank fee recharges for bank guarantees.
The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Amounts due from TCCC	92	76
Amounts payable to TCCC	289	320
Terms and conditions of transactions with TCCC
Outstanding balances on transactions with TCCC are unsecured, interest free and generally settled in cash. Receivables from TCCC are considered to be fully recoverable.
Transactions with Cobega companies
Cobega, S.A. (Cobega) has significant influence over the Group, as defined by IAS 24 -
Related Party Disclosures. As at 31 December 2025, 21.26% of the total outstanding Shares of the Group were indirectly owned by Cobega through its ownership interest in Olive
Partners, S.A. Additionally, five of the Group’s 17 Directors, including the Chairman, are nominated by Olive Partners, three of whom are affiliated with Cobega.
The principal transactions with Cobega are for the purchase of packaging materials and maintenance services for vending machines. The following table summarises the transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Amounts affecting revenue(A)	1	1	1
Amounts affecting cost of sales(B)	(65)	(67)	(69)
Amounts affecting operating expenses(C)	(4)	(12)	(18)
Total net amount affecting the consolidated income statement	(68)	(78)	(86)
(A)Amounts principally relate to packaged product sales.
(B)Amounts principally relate to the purchase of packaging materials.
(C)Amounts principally relate to maintenance and repair services and transportation.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Amounts due from Cobega	7	7
Amounts payable to Cobega	20	32
Terms and conditions of transactions with Cobega
Outstanding balances on transactions with Cobega are unsecured, interest free and generally settled in cash. Receivables from Cobega are considered to be fully recoverable.
Other related parties
Transactions with associates, joint ventures and other related parties
Joint venture investments relate to interests in a service provider supporting the operation of container refund schemes in certain Australian states and a PET recycling plant in
Indonesia.
Associate investments relate to interests in deposit scheme coordinators and a holding company of container deposit schemes in certain Australian states and territories.
Associate investments also include the Group’s equity interests in early stage development companies as part of CCEP Ventures. In addition, the Group maintains an associate investment in a recycling facility located in the Philippines.
Other related parties include coordinators of container deposit schemes in certain
Australian states over which significant influence is held.
Certain defined benefit plan entities meet the definition of related parties. During 2025, the
Group contributed €31 million (2024: €14 million) to these retirement benefit arrangements.
The following table summarises the transactions with associates, joint ventures and other related parties:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Net amounts affecting consolidated income statement – associates(A)	(74)	(66)	(68)
Net amounts affecting consolidated income statement – joint ventures(A),(B)	(6)	(56)	(28)
Net amounts affecting consolidated income statement – other related parties(A)	(143)	(86)	(85)
Total net amount affecting the consolidated income statement	(223)	(208)	(181)
(A)Amounts relate to container deposit scheme charges.
(B)Amounts relate to the purchase of certain raw materials.
The following table summarises the balances with associates, joint ventures and other related parties:

	Year ended 31 December
	2025	2024
	€ million	€ million
Amounts due from associates	—	6
Amounts payable to associates	13	2
Amounts payable to joint ventures	—	9
Amounts payable to other related parties	19	10
Terms and conditions of transactions with associates, joint ventures and other related parties
Outstanding balances on transactions are unsecured, interest free and generally settled in cash. Receivables are considered to be fully recoverable.
Refer to Note 29 for a listing of associates, joint ventures and other related parties.
Transactions with key management personnel
Key management personnel are the members of the Board of Directors and the members of the Executive Leadership Team. The following table summarises the total remuneration paid or accrued during the reporting period related to key management personnel:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Salaries and other short-term employee benefits(A)	24	33	31
Share-based payments	15	9	20
Termination benefits	—	7	—
Total	39	49	51
(A)Short-term employee benefits include wages, salaries and social security contributions, paid annual leave and paid sick leave, paid bonuses and non-monetary benefits.
The Group did not have any loans with key management personnel and was not party to any other transactions with key management personnel during the periods presented.